Employee Cost - Schedule of Warrant Activity (Detail)	12 Months Ended
	Dec. 31, 2020 € / shares	Dec. 31, 2019 € / shares	Dec. 31, 2018 € / shares
Disclosure Of Warrant Activity [line items]
Granted during the year	6,148,004
Granted during the year	€ 69.97
Warrants [member]
Disclosure Of Warrant Activity [line items]
Beginning balance	5,820,211	5,611,629	4,621,154
Granted during the year	1,485,931	1,300,600	1,637,375
Exercised during the year	(905,395)	(1,058,722)	(611,683)
Forfeited during the year	(252,743)	(33,296)	(35,217)
Expired during the year		0	0
Ending balance	6,148,004	5,820,211	5,611,629
Vested at the reporting date	3,044,827	2,705,693	2,478,770
Beginning balance	€ 46.36	€ 29.03	€ 17.62
Granted during the year	137.57	97.01	54.43
Exercised during the year	30.56	16.33	10.82
Forfeited during the year	64.99	58.49	28.24
Expired during the year		0	0
Ending balance	69.97	46.36	29.03
Vested at the reporting date	€ 37.29	€ 24.93	€ 15.81